Other assets, net	12 Months Ended
Dec. 31, 2021
Other assets, net
Other assets, net

12.   Other assets, net

(a)	Below is presented the movement:

	Balance as of			Balance as of			Balance as of
	January 1,			December 31,			December 31,
	2020	Additions	Disposals	2020	Additions	Disposals	2021
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Patents and industrial property (b)	13,862	1,014	(167)	14,709	292	—	15,001
Rights-of-use (c)	13,611	109	—	13,720	—	—	13,720
Software licenses	10,318	518	(22)	10,814	65	(17)	10,862

	37,791	1,641	(189)	39,243	357	(17)	39,583
Accumulated amortization:
Rights-of-use (c)	7,434	731	—	8,165	718	—	8,883
Software licenses	3,682	897	(4)	4,575	929	—	5,504

	11,116	1,628	(4)	12,740	1,647	—	14,387

Other assets, net	26,675			26,503			25,196

(b)

The copper plant project is a technological initiative of the Company to develop a viable technical and economic solution for the treatment of complex copper concentrates. This project comprises several stages of development from a laboratory level, pilot to a demonstration stage.

(c)

Corresponds to the mineral servitude agreements signed with the communities surrounding the Group's operations, through which the Group is authorized to carry out exploration, development, exploitation and general work activities.